SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2016
SEGMENT INFORMATION
SEGMENT INFORMATION

22.SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Group. The Group has two operating segments: medical examinations and other medical services and dental services.

The Group does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Group has not made disclosure of total assets by reportable segments.

	For the years ended March 31,
	2014	2015	2016

Net revenues:
Medical examinations and other medical services	$202,304	$285,292	$364,635
Dental services	—	5,489	6,177

Total net revenues	202,304	290,781	370,812

Cost of revenues:
Medical examinations and other medical services	106,405	151,348	206,034
Dental services	—	3,595	4,875

Total cost of revenues	106,405	154,943	210,909

Gross profit:
Medical examinations and other medical services	95,899	133,944	158,601
Dental services	—	1,894	1,302

Total gross profit	95,899	135,838	159,903

Operating expenses:
Selling and marketing expenses	28,879	41,059	64,763
General and administrative expenses	32,053	52,331	65,422
Research and development expenses	1,603	1,401	3,716

Total operating expenses	62,535	94,791	133,901

Income from operations	$33,364	$41,047	$26,002

The revenue and cost of revenues in relation to the operating segment of dental services for the year ended March 31, 2014 were not presented as they were immaterial.

Components of net revenues are presented in the following table:

	For the years ended March 31,
	2014	2015	2016

Medical examinations	$173,903	$244,945	$308,053
Disease screening	15,017	19,689	27,092
Other services	13,384	20,658	29,490

Medical examinations and other medical services	202,304	285,292	364,635
Dental services	—	5,489	6,177

Total	$202,304	$290,781	$370,812

Substantially all of the Group’s revenues for the years ended March 31, 2014, 2015 and 2016 were generated from the PRC entities. Substantially all of the Group’s long-lived assets are located in the PRC as of March 31, 2014, 2015 and 2016.